EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of employee benefit plans
Schedule of post-employment benefit and long-term benefit plans

The following table shows liabilities relating to post-employment benefit and long-term benefit plans:

	December 31,	December 31,
Post-employment and long-term benefit plans	2019	2018
In millions of COP
19.1 Defined benefit pension plan	163,152	155,075
19.2 Severance obligation	26,547	30,732
19.3 Retirement Pension Premium Plan and Senior Management Pension Plan Premium	198,260	170,596
19.4 Other long term benefits	416,969	362,862
Total Post-employment and long-term benefit plans	804,928	719,265
Fair value Plan assets	35,981	37,136
Total Unfunded Post-employment and long-term benefit plans	768,947	682,129

Schedule of short-term employment benefit plans

Short-term employment benefit plans recognized in the statement of financial position in the line “other liabilities” consist of the following:

	December 31,	December 31,
Other employment benefit plans	2019	2018
In millions of COP
Current severance obligation(1)	125,255	113,654
Bonuses and short-term benefits	403,872	351,697
Other employment benefit plans	529,127	465,351
(1)	See 19.2 Severance obligation.

Schedule of expense recognized in salaries and employee benefits

The expense recognized in the line “Salaries and employee benefits” of the consolidated statement of income for defined contribution plans, for current severance regimen and pension benefits, is as follows:

Defined contribution plans	2019	2018
In millions of COP
Pension	200,615	182,991
Current severance regimen	60,777	57,130
Total	261,392	240,121

Schedule of economic assumptions used in the determination of the present value of the defined benefit plans

The economic assumptions used in the determination of the present value of the defined benefit plans, in nominal terms, are as follows:

Colombia

Main projected assumptions	December 31, 2019	December 31, 2018
Discount rate	5.70%	6.90%
Rate of wage increase	5.95%	5.70%
Projected inflation	3.45%	3.40%
Rate of pension increase	3.45%	3.40%

Bancolombia Panama

Main projected assumptions	December 31, 2019	December 31, 2018
Discount rate	2.80%	4.00%
Rate of wage increase	2.00%	2.00%
Projected inflation	1.00%	1.00%

Banistmo

Main projected assumptions	December 31, 2019	December 31, 2018
Discount rate	4.00%	4.00%
Expected long-term rate of return on plan assets	3.40%	2.30%
Rate of wage increase	3.00%	3.00%

El Salvador

Main projected assumptions	December 31, 2019	December 31, 2018
Discount rate	3.00%	4.10%
Rate of wage increase	2.00%	2.50%
Projected inflation	1.00%	1.50%

Guatemala

Main projected assumptions	December 31, 2019	December 31, 2018
Discount rate	8.20%	8.20%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%

Schedule of estimated payment of future benefits

The payments of benefits, which reflect future service rendered, are considered to be paid as follows:

Years	Pension Benefits	Other benefits
In millions of COP
2020	12,710	59,755
2021	12,725	59,913
2022	12,639	60,557
2023	12,477	68,510
2024	12,241	65,555
2025 a 2029	55,563	320,739

Pension plans [Member]
Disclosure of employee benefit plans
Schedule of plan assets fair value

The plan assets’ fair value as of December 31, 2019 and 2018 is as follow:

Bancolombia’s Plan assets	2019	2018
In millions of COP
Fair value of assets as of January 1	32,252	-
Employer contributions	-	32,252
Interest income on plan assets	2,118	-
Return on plan assets greater/(less) than discount rate	2,038	-
Benefits paid	(4,647)	-
Fair value assets at the end of the year	31,761	32,252

Pension plans [Member] | Banistmo S.A. [Member]
Disclosure of employee benefit plans
Schedule of change in plan assets

The following table details the change in plan assets:

Banistmo’s Plan assets	2019	2018
In millions of COP
Fair value of assets as of January 1	4,884	4,765
Interest income on plan assets	101	161
Return on plan assets less than discount rate	(25)	(33)
Benefits paid	(782)	(405)
Foreign currency translation effect	42	396
Fair value assets as of December 31	4,220	4,884

Pension plans [Member] | Colombia
Disclosure of employee benefit plans
Schedule of short-term employment benefit plans

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	122,383	125,480
Interest cost	7,880	7,547
Benefits paid	(11,857)	(11,795)
Net actuarial loss / (gain) due to changes in demographic assumptions	10,518	(2,220)
Net actuarial loss due to plan experience	104	3,371
Defined obligation, unfunded as of December 31	129,028	122,383

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	122,383	125,480
Interest cost	7,880	7,547
Benefits paid	(11,857)	(11,795)
Net actuarial loss / (gain) due to changes in demographic assumptions	10,518	(2,220)
Net actuarial loss due to plan experience	104	3,371
Defined obligation, unfunded as of December 31	129,028	122,383

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	5,863	6,109
Interest cost	229	177
Actuarial loss / (gain) – experience	620	(536)
Actuarial (gain)/loss - financial assumptions	(610)	46
Benefits paid from plan assets	(782)	(405)
Foreign currency translation effect	51	472
Defined obligation, funded as of December 31	5,371	5,863

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	26,829	18,279
Current cost of service	1,219	878
Interest cost	2,215	1,410
Benefits paid	(1,097)	(401)
Actuarial (gain)/loss - financial assumptions	(770)	5,384
Foreign currency translation effect	357	1,279
Defined obligation, funded as of December 31	28,753	26,829

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	26,829	18,279
Current cost of service	1,219	878
Interest cost	2,215	1,410
Benefits paid	(1,097)	(401)
Actuarial (gain)/loss - financial assumptions	(770)	5,384
Foreign currency translation effect	357	1,279
Defined obligation, funded as of December 31	28,753	26,829

Schedule of sensitivity analysis for actuarial assumptions

Colombia

Pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.20%	0.50% increase	(4,798)
Discount rate	5.20%	0.50% decrease	5,153
Salary increases	3.95%	0.50% increase	5,540
Salary increases	2.95%	0.50% decrease	(5,197)
Mortality Table	RV-08 ("Rentistas Validos")	One year increase in life expectancy	5,764

Pension plans [Member] | Guatemala
Disclosure of employee benefit plans
Schedule of short-term employment benefit plans

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	122,383	125,480
Interest cost	7,880	7,547
Benefits paid	(11,857)	(11,795)
Net actuarial loss / (gain) due to changes in demographic assumptions	10,518	(2,220)
Net actuarial loss due to plan experience	104	3,371
Defined obligation, unfunded as of December 31	129,028	122,383

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	122,383	125,480
Interest cost	7,880	7,547
Benefits paid	(11,857)	(11,795)
Net actuarial loss / (gain) due to changes in demographic assumptions	10,518	(2,220)
Net actuarial loss due to plan experience	104	3,371
Defined obligation, unfunded as of December 31	129,028	122,383

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	5,863	6,109
Interest cost	229	177
Actuarial loss / (gain) – experience	620	(536)
Actuarial (gain)/loss - financial assumptions	(610)	46
Benefits paid from plan assets	(782)	(405)
Foreign currency translation effect	51	472
Defined obligation, funded as of December 31	5,371	5,863

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	26,829	18,279
Current cost of service	1,219	878
Interest cost	2,215	1,410
Benefits paid	(1,097)	(401)
Actuarial (gain)/loss - financial assumptions	(770)	5,384
Foreign currency translation effect	357	1,279
Defined obligation, funded as of December 31	28,753	26,829

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	26,829	18,279
Current cost of service	1,219	878
Interest cost	2,215	1,410
Benefits paid	(1,097)	(401)
Actuarial (gain)/loss - financial assumptions	(770)	5,384
Foreign currency translation effect	357	1,279
Defined obligation, funded as of December 31	28,753	26,829

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	122,383	125,480
Interest cost	7,880	7,547
Benefits paid	(11,857)	(11,795)
Net actuarial loss / (gain) due to changes in demographic assumptions	10,518	(2,220)
Net actuarial loss due to plan experience	104	3,371
Defined obligation, unfunded as of December 31	129,028	122,383

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	5,863	6,109
Interest cost	229	177
Actuarial loss / (gain) – experience	620	(536)
Actuarial (gain)/loss - financial assumptions	(610)	46
Benefits paid from plan assets	(782)	(405)
Foreign currency translation effect	51	472
Defined obligation, funded as of December 31	5,371	5,863

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	26,829	18,279
Current cost of service	1,219	878
Interest cost	2,215	1,410
Benefits paid	(1,097)	(401)
Actuarial (gain)/loss - financial assumptions	(770)	5,384
Foreign currency translation effect	357	1,279
Defined obligation, funded as of December 31	28,753	26,829

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	26,829	18,279
Current cost of service	1,219	878
Interest cost	2,215	1,410
Benefits paid	(1,097)	(401)
Actuarial (gain)/loss - financial assumptions	(770)	5,384
Foreign currency translation effect	357	1,279
Defined obligation, funded as of December 31	28,753	26,829

Pension plans [Member] | Panama
Disclosure of employee benefit plans
Schedule of short-term employment benefit plans

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	122,383	125,480
Interest cost	7,880	7,547
Benefits paid	(11,857)	(11,795)
Net actuarial loss / (gain) due to changes in demographic assumptions	10,518	(2,220)
Net actuarial loss due to plan experience	104	3,371
Defined obligation, unfunded as of December 31	129,028	122,383

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	5,863	6,109
Interest cost	229	177
Actuarial loss / (gain) – experience	620	(536)
Actuarial (gain)/loss - financial assumptions	(610)	46
Benefits paid from plan assets	(782)	(405)
Foreign currency translation effect	51	472
Defined obligation, funded as of December 31	5,371	5,863

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	26,829	18,279
Current cost of service	1,219	878
Interest cost	2,215	1,410
Benefits paid	(1,097)	(401)
Actuarial (gain)/loss - financial assumptions	(770)	5,384
Foreign currency translation effect	357	1,279
Defined obligation, funded as of December 31	28,753	26,829

Severance obligation [Member]
Disclosure of employee benefit plans
Schedule of short-term employment benefit plans

The balances recognized in the statement of financial position are listed below:

Defined benefit severance obligation plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	30,732	38,041
Current cost of service	862	1,598
Interest cost	1,952	2,333
Benefits paid	(8,414)	(11,586)
Net actuarial loss due to assumption changes and plan experience	1,415	346
Defined obligation, unfunded as of December 31	26,547	30,732
Current severance regimen (1)	125,255	113,654
Total	151,802	144,386
(1)	Corresponds to the amounts pending to transfer to private funds. See Note 20 Other liabilities

Severance obligation [Member] | Colombia
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Severance obligation

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.20%	0.50% increase	(626)
Discount rate	5.20%	0.50% decrease	652
Salary increases	6.45%	0.50% increase	1,465
Salary increases	5.45%	0.50% decrease	(1,424)

Severance obligation [Member] | Panama
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Pension Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	4.50%	0.50% increase	(257)
Discount rate	3.50%	0.50% decrease	279
Mortality Table	RP-2000	One year increase in life expectancy	187

Retirement and senior management pension plan [Member]
Disclosure of employee benefit plans
Schedule of short-term employment benefit plans

The annual change of the present value of the obligations of defined benefit plans is as follows:

Retirement Pension Premium Plan and Senior Management Pension Plan Premium	2019	2018
In millions of COP
Present value of the obligation as of January 1	170,596	167,646
Current service cost	16,687	14,546
Interest cost	11,161	10,535
Benefits paid	(31,784)	(18,829)
Past service cost	75	-
First time application effect of IAS 19 to new defined benefit obligation of Banistmo at December 31, 2018(1)	-	2,479
First time application effect of IAS 19 to new defined benefit obligation of Banagrícola at Decembre 31, 2018(2)	-	821
Net actuarial (gain) / loss due to assumption changes and plan experience (3)	30,875	(9,059)
Foreign currency translation effect	650	2,457
Defined obligation, unfunded as of December 31	198,260	170,596
(1)	Banistmo S.A has decided to recognize a new employee benefit plan for its senior management executives based on the number of years of service to the organization.
(2)	Banagrícola S.A has decided to recognize a new employee benefit plan for its senior management executives based on the number of years of service to the organization.
(3)	The increase in actuarial losses from experience adjustment is mainly due to a reduction of the discount rate used in actuarial valuation of 2019 against 2018.

Retirement and senior management pension plan [Member] | Colombia
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.20%	0.50% increase	(6,349)
Discount rate	5.20%	0.50% decrease	7,013
Salary increases	6.45%	0.50% increase	6,998
Salary increases	5.45%	0.50% decrease	(6,396)

Retirement and senior management pension plan [Member] | Guatemala
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.70%	0.50% increase	(883)
Discount rate	7.70%	0.50% decrease	929
Salary increases	5.50%	0.50% increase	953
Salary increases	4.50%	0.50% decrease	(913)

Retirement and senior management pension plan [Member] | EL SALVADOR
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	3.50%	0.50% increase	(744)
Discount rate	2.50%	0.50% decrease	808
Salary increases	2.50%	0.50% increase	113
Salary increases	1.50%	0.50% decrease	(146)

Senior Management Pension Plan Premium [Member] | Colombia
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Senior Management Pension Plan Premium

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.20%	0.50% increase	(997)
Discount rate	5.20%	0.50% decrease	1,046
Salary increases	6.45%	0.50% increase	1,033
Salary increases	5.45%	0.50% decrease	(994)

Senior Management Pension Plan Premium [Member] | Guatemala
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Guatemala

Pension Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.70%	0.50% increase	(2,324)
Discount rate	7.70%	0.50% decrease	2,645
Salary increases	5.50%	0.50% increase	1,645
Salary increases	4.50%	0.50% decrease	(1,490)
Mortality Table	RP-2000	One year increase in life expectancy	817

Other long term benefits [Member]
Disclosure of employee benefit plans
Schedule of short-term employment benefit plans

In addition to legal benefits and the aforementioned post-employment benefits, the Bank grants to its employees other benefits based on the employees’ seniority. For the periods ended December 31, 2019 and December 31, 2018, the reconciliation of the other long term benefits is set below:

Other long term benefits	2019	2018
In millions of COP
Present value of the obligation as of January 1	362,862	341,846
Current service cost	33,944	34,382
Interest cost	24,122	21,598
Benefits paid	(36,884)	(32,464)
Net actuarial loss / (gain) due to assumption changes and plan experience (1)	32,850	(3,237)
Foreign currency translation effect	75	737
Defined obligation, unfunded as of December 31	416,969	362,862
(1)	The increase in actuarial losses from experience adjustment, is mainly due to a reduction of the discount rate used in actuarial valuation of 2019 against 2018.

Other long term benefits [Member] | Colombia
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Other long term benefits

Colombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.20%	0.50% increase	(14,685)
Discount rate	5.20%	0.50% decrease	15,743
Salary increases	6.45%	0.50% increase	15,612
Salary increases	5.45%	0.50% decrease	(14,708)

Other long term benefits [Member] | EL SALVADOR
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions	El Salvador

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	3.50%	0.50% increase	(183)
Discount rate	2.50%	0.50% decrease	196